Business Segments - Schedule of Revenues by Country (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue from External Customer [Line Items]
Revenues	$ 8,906	$ 8,131	$ 6,576
United States
Revenue from External Customer [Line Items]
Revenues	6,848	6,046	4,524
United Kingdom
Revenue from External Customer [Line Items]
Revenues	545	544	942
All other
Revenue from External Customer [Line Items]
Revenues	$ 1,513	$ 1,541	$ 1,110